Financial commitments and contingent liabilities - Other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 2,456	$ 2,943	$ 1,433
Weighted-average remaining lease term (years)
Operating leases	7 years 1 month 6 days	7 years 10 months 24 days
Weighted-average discount rate
Operating leases	6.70%	6.70%